Transactions and Balances With Related Parties (Details) - Schedule of transactions with SUN corporation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With SUN Corporation [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	$ 3,678,000	$ 1,865,000	$ 3,662,000